Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate properties		$ 14,606.2	$ 13,139.0
Real Estate joint ventures		4,068.4	3,022.1
Limited partnerships		144.8	357.5
Marketable securities:
Real Estate Related		1,024.4	1,818.4
Marketable Securities Excluding Real Estate		4,207.2	3,831.1
Loan receivable		100.6
Total Investments		24,151.6	22,168.1
Mortgage loans payable		(1,794.4)	(2,373.8)
US Government Agencies Debt Securities [Member]
Marketable securities:
Marketable Securities Excluding Real Estate		2,666.8	2,369.9
US Treasury Securities [Member]
Marketable securities:
Marketable Securities Excluding Real Estate		1,540.4	1,461.2
Fair Value, Inputs, Level 1 [Member]
Marketable securities:
Real Estate Related		1,024.4	1,818.4
Total Investments		1,024.4	1,818.4
Fair Value, Inputs, Level 2 [Member]
Marketable securities:
Total Investments		4,207.2	3,831.1
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Marketable securities:
Marketable Securities Excluding Real Estate		2,666.8	2,369.9
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Marketable securities:
Marketable Securities Excluding Real Estate		1,540.4	1,461.2
Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate properties		14,606.2	13,139.0
Real Estate joint ventures		4,068.4	3,022.1
Marketable securities:
Loan receivable		100.6
Total Investments		18,775.2	16,161.1
Mortgage loans payable		$ (1,794.4)	$ (2,373.8)
Fair Value Using Practical Expedient [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate properties	[1]
Real Estate joint ventures	[1]
Limited partnerships	[1]	$ 144.8	$ 357.5
Marketable securities:
Real Estate Related	[1]
Loan receivable	[1]
Total Investments	[1]	$ 144.8	$ 357.5
Mortgage loans payable	[1]
Fair Value Using Practical Expedient [Member] | US Government Agencies Debt Securities [Member]
Marketable securities:
Marketable Securities Excluding Real Estate	[1]
Fair Value Using Practical Expedient [Member] | US Treasury Securities [Member]
Marketable securities:
Marketable Securities Excluding Real Estate	[1]

[1]	The Account early adopted Accounting Pronouncement ASU 2015-07, which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.